First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
February 28, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 71.9%
	Aerospace & Defense – 1.1%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$162,375
491,000	Science Applications International Corp. (a) (b)	4.88%	04/01/28	512,712
667,000	Spirit AeroSystems, Inc. (a) (b)	5.50%	01/15/25	694,327
6,000,000	Spirit AeroSystems, Inc. (a) (b)	7.50%	04/15/25	6,360,000
1,000,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	1,055,055
				8,784,469
	Airlines – 0.8%
6,000,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	6,562,500
	Apparel Retail – 1.1%
3,000,000	Nordstrom, Inc. (a) (b)	8.75%	05/15/25	3,345,902
5,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	4,982,912
				8,328,814
	Application Software – 1.3%
638,000	BY Crown Parent, LLC/BY Bond Finance, Inc. (a) (b)	4.25%	01/31/26	657,938
935,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	983,503
2,298,000	LogMeIn, Inc. (a) (b)	5.50%	09/01/27	2,404,282
6,201,000	Solera, LLC/Solera Finance, Inc. (a) (b)	10.50%	03/01/24	6,425,786
				10,471,509
	Auto Parts & Equipment – 1.1%
2,000,000	American Axle & Manufacturing, Inc. (b)	6.25%	04/01/25	2,062,700
6,315,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	6,647,295
				8,709,995
	Automobile Manufacturers – 1.5%
4,021,000	Ford Motor Co. (b)	8.80%	04/21/23	4,503,520
1,000,000	Ford Motor Co. (b)	9.00%	04/22/25	1,215,245
4,043,000	Ford Motor Co. (b)	9.63%	04/22/30	5,726,121
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	339,244
				11,784,130
	Automotive Retail – 1.0%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	83,934
6,836,000	KAR Auction Services, Inc. (a) (b)	5.13%	06/01/25	6,947,085
649,000	Lithia Motors, Inc. (a) (b)	4.38%	01/15/31	682,667
				7,713,686
	Broadcasting – 12.8%
4,418,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	4,519,459
1,550,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a) (b)	5.38%	08/15/26	1,098,097
9,524,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	4,916,765
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,918,482
8,000,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	8,750,000
9,559,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	10,148,121
1,000,000	iHeartCommunications, Inc. (a) (b)	4.75%	01/15/28	1,022,940
7,563,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	07/15/27	8,000,255
2,809,000	Nexstar Broadcasting, Inc. (a) (b)	4.75%	11/01/28	2,873,958
611,000	Scripps Escrow II, Inc. (a) (b)	3.88%	01/15/29	600,262
600,000	Scripps Escrow II, Inc. (a) (b)	5.38%	01/15/31	610,875
5,296,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	5,525,052
9,589,000	Sinclair Television Group, Inc. (a) (b)	5.13%	03/15/26	9,836,013

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$11,911,000	Sinclair Television Group, Inc. (a) (b)	5.63%	02/15/27	$11,846,383
163,000	TEGNA, Inc. (a) (b)	4.75%	03/15/26	173,188
3,000,000	TEGNA, Inc. (b)	4.63%	03/15/28	3,082,425
9,000,000	TEGNA, Inc. (b)	5.00%	09/15/29	9,390,960
2,087,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	2,092,896
8,048,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	8,405,130
1,538,000	Urban One, Inc. (a) (b)	7.38%	02/01/28	1,553,380
				100,364,641
	Cable & Satellite – 1.5%
2,850,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	3,143,108
5,000,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	5,343,775
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	2,992,095
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	240,313
				11,719,291
	Casinos & Gaming – 7.7%
309,000	Boyd Gaming Corp. (a) (b)	8.63%	06/01/25	340,286
9,305,000	Boyd Gaming Corp. (b)	6.38%	04/01/26	9,626,209
6,695,000	Boyd Gaming Corp. (b)	6.00%	08/15/26	6,950,280
8,377,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	8,879,620
6,000,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	6,551,610
7,500,000	Caesars Resort Collection, LLC/CRC Finco, Inc. (a) (b)	5.75%	07/01/25	7,884,375
4,500,000	Caesars Resort Collection, LLC/CRC Finco, Inc. (a) (b)	5.25%	10/15/25	4,472,977
1,000,000	MGM Resorts International (b)	7.75%	03/15/22	1,058,125
6,000,000	Scientific Games International, Inc. (a) (b)	8.63%	07/01/25	6,468,780
1,407,000	Station Casinos, LLC (a) (b)	5.00%	10/01/25	1,421,183
2,581,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	2,576,161
4,000,000	Twin River Worldwide Holdings, Inc. (a) (b)	6.75%	06/01/27	4,289,700
				60,519,306
	Communications Equipment – 1.7%
6,190,000	CommScope Technologies, LLC (a) (b)	6.00%	06/15/25	6,313,119
7,000,000	CommScope Technologies, LLC (a) (b)	5.00%	03/15/27	6,870,185
				13,183,304
	Computer & Electronics Retail – 0.1%
606,000	LSF9 Atlantis Holdings, LLC/Victra Finance Corp. (a) (b)	7.75%	02/15/26	621,695
	Construction & Engineering – 0.6%
4,301,000	Pike Corp. (a) (b)	5.50%	09/01/28	4,483,792
	Construction Materials – 0.7%
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	5,489,937
	Consumer Finance – 0.4%
214,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	213,005
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	3,180,669
				3,393,674
	Electric Utilities – 2.1%
6,117,000	PG&E Corp. (b)	5.00%	07/01/28	6,438,601
8,000,000	PG&E Corp. (b)	5.25%	07/01/30	8,567,600
1,588,000	Vistra Operations Co., LLC (a) (b)	5.00%	07/31/27	1,663,430
				16,669,631

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electrical Components & Equipment – 0.0%
$333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	$334,665
	Food Distributors – 0.1%
512,000	US Foods, Inc. (a) (b)	6.25%	04/15/25	546,604
603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	614,306
				1,160,910
	Food Retail – 0.8%
4,372,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	7.50%	03/15/26	4,791,625
628,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	5.88%	02/15/28	669,881
954,000	Safeway, Inc. (b)	7.25%	02/01/31	1,124,346
				6,585,852
	Health Care Distributors – 0.0%
309,000	RP Escrow Issuer, LLC (a) (b)	5.25%	12/15/25	320,201
	Health Care Facilities – 4.0%
1,312,000	Acadia Healthcare Co., Inc. (a) (b)	5.00%	04/15/29	1,367,760
220,000	Encompass Health Corp. (b)	5.13%	03/15/23	220,802
1,000,000	Encompass Health Corp. (b)	4.75%	02/01/30	1,059,560
3,605,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	3,862,902
5,000,000	Tenet Healthcare Corp. (b)	7.00%	08/01/25	5,182,500
19,000,000	Tenet Healthcare Corp. (a) (b)	6.25%	02/01/27	20,018,305
				31,711,829
	Health Care Services – 4.3%
5,669,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	5,764,664
9,008,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	9,379,580
4,870,000	MEDNAX, Inc. (a) (b)	6.25%	01/15/27	5,149,928
905,000	ModivCare, Inc. (a) (b)	5.88%	11/15/25	960,997
5,000,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	5,509,375
6,150,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	6,618,353
				33,382,897
	Health Care Technology – 2.0%
15,452,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	15,849,580
	Homefurnishing Retail – 0.4%
2,865,000	Rent-A-Center, Inc. (a) (b)	6.38%	02/15/29	2,987,078
	Hotels, Resorts & Cruise Lines – 0.0%
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	295,715
	Household Products – 0.1%
650,000	Energizer Holdings, Inc. (a) (b)	4.38%	03/31/29	649,350
	Independent Power Producers & Energy Traders – 0.7%
5,066,000	Calpine Corp. (a) (b)	5.13%	03/15/28	5,098,499
333,000	Calpine Corp. (a) (b)	4.63%	02/01/29	329,337
83,000	Calpine Corp. (a) (b)	5.00%	02/01/31	82,271
				5,510,107
	Industrial Machinery – 0.7%
5,000,000	Vertical US Newco, Inc. (a) (b)	5.25%	07/15/27	5,221,875

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers – 6.1%
$15,919,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	$16,492,084
11,502,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	12,304,954
1,630,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	1,671,655
8,656,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	8,710,100
8,000,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	8,343,240
				47,522,033
	Integrated Telecommunication Services – 3.0%
1,425,000	Frontier Communications Corp. (a) (b) (c)	5.88%	10/15/27	1,527,422
2,175,000	Frontier Communications Corp. (a) (b) (c)	5.00%	05/01/28	2,249,766
10,783,000	Frontier Communications Corp. (a) (b) (c)	6.75%	05/01/29	11,288,453
8,161,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	8,428,844
				23,494,485
	Interactive Media & Services – 0.0%
316,000	ANGI Group, LLC (a) (b)	3.88%	08/15/28	323,703
	Investment Banking & Brokerage – 0.5%
3,000,000	LPL Holdings, Inc. (a) (b)	5.75%	09/15/25	3,098,100
500,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	512,962
				3,611,062
	Leisure Facilities – 0.3%
1,000,000	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (b)	5.38%	06/01/24	1,005,000
1,107,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	1,109,712
				2,114,712
	Managed Health Care – 1.4%
11,328,000	MPH Acquisition Holdings, LLC (a) (b)	5.75%	11/01/28	11,257,200
	Metal & Glass Containers – 0.7%
1,163,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.38%	01/15/25	1,256,040
4,253,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.63%	05/13/27	4,569,317
				5,825,357
	Movies & Entertainment – 2.2%
6,245,000	Cinemark USA, Inc. (b)	5.13%	12/15/22	6,202,066
4,000,000	Live Nation Entertainment, Inc. (a) (b)	4.88%	11/01/24	4,051,520
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,496,070
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,650,824
				17,400,480
	Oil & Gas Exploration & Production – 0.0%
75,000	Chesapeake Energy Corp. (a) (b)	5.00%	02/01/26	78,330
	Packaged Foods & Meats – 0.4%
2,500,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,540,625
896,000	Post Holdings, Inc. (a) (b)	4.50%	09/15/31	895,494
				3,436,119
	Paper Packaging – 1.2%
8,397,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	9,093,237
	Personal Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,455,950

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals – 1.9%
$792,000	Bausch Health Americas, Inc. (a) (b)	9.25%	04/01/26	$877,774
3,854,000	Bausch Health Americas, Inc. (a) (b)	8.50%	01/31/27	4,268,941
667,000	Emergent BioSolutions, Inc. (a) (b)	3.88%	08/15/28	677,629
1,000,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	1,064,190
7,350,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	7,910,878
				14,799,412
	Publishing – 0.2%
1,389,000	Meredith Corp. (a) (b)	6.50%	07/01/25	1,483,626
	Research & Consulting Services – 0.7%
1,436,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.00%	04/15/22	1,440,423
2,128,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.63%	10/01/28	2,254,350
1,334,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.88%	10/01/30	1,444,889
				5,139,662
	Restaurants – 0.7%
4,755,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,167,615
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	2,064,830
	Specialized Consumer Services – 1.6%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,954,655
4,471,000	Aramark Services, Inc. (b)	4.75%	06/01/26	4,544,772
4,706,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,829,532
				12,328,959
	Specialty Chemicals – 0.2%
1,274,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	1,329,763
	Specialty Stores – 0.0%
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	4.75%	02/15/28	155,580
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	7.75%	02/15/29	161,085
				316,665
	Steel – 0.0%
150,000	United States Steel Corp. (b)	6.88%	03/01/29	147,281
	Systems Software – 1.5%
3,500,000	Banff Merger Sub, Inc. (a) (b)	9.75%	09/01/26	3,734,570
2,724,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	2,901,060
4,917,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	5,213,495
				11,849,125
	Technology Hardware, Storage & Peripherals – 0.2%
500,000	Dell International, LLC/EMC Corp. (a) (b)	7.13%	06/15/24	518,190
833,000	Xerox Holdings Corp. (a) (b)	5.00%	08/15/25	880,897
				1,399,087
	Total Corporate Bonds and Notes			564,449,126
	(Cost $545,509,478)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 51.2%
	Aerospace & Defense – 0.4%
$1,800,477	Peraton Corp., Delayed Funding Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/01/28	$1,807,229
1,023,052	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/01/28	1,026,889
				2,834,118
	Application Software – 14.8%
7,594,475	Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	07/30/27	7,630,244
3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. LIBOR + 7.75%, 1.00% Floor (b)	8.75%	07/30/28	3,644,375
1,539,193	Flexera Software, LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	01/31/28	1,541,394
1,001,621	Flexera Software, LLC, Incremental Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	01/26/28	1,006,630
8,841,686	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	10/01/27	8,812,243
10,800,141	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	11/30/27	10,840,641
1,940,654	Hyland Software, Inc., 2nd Lien TL, 1 Mo. LIBOR + 7.00%, 0.75% Floor (b)	7.75%	07/10/25	1,953,598
9,989,451	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor (b)	4.25%	07/01/24	10,020,718
3,346,782	Inmar, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor (b)	5.00%	05/01/24	3,326,568
13,086,753	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	09/13/24	13,111,356
9,551,587	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor (b)	6.36%	02/12/29	9,635,163
3,290,916	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.61%	09/13/24	3,278,114
9,456,151	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor (b)	4.87%	08/31/27	9,448,303
14,812,500	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.25%	06/05/25	14,979,141
3,691,561	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor (b)	3.75%	02/18/28	3,693,111
13,311,543	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.86%	02/05/24	13,092,435
				116,014,034
	Broadcasting – 1.7%
13,534,927	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	05/01/26	13,564,568
	Casinos & Gaming – 3.1%
3,782,187	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.61%	06/30/25	3,791,265
5,969,785	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.86%	12/22/24	5,913,848
2,098,235	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor (b)	3.00%	04/18/24	2,079,477
7,691,402	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor (b)	3.25%	10/04/23	7,617,719

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$4,974,425	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.86%	08/14/24	$4,891,799
				24,294,108
	Electric Utilities – 0.8%
6,383,226	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor (b)	3.50%	06/23/25	6,401,163
	Environmental & Facilities Services – 0.7%
279,070	Packers Holdings, LLC, Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	12/04/24	279,070
4,974,359	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.00%	12/04/24	4,973,314
				5,252,384
	Health Care Distributors – 0.4%
1,851,915	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.37%	07/09/25	1,843,822
1,587,831	Radiology Partners, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor (b)	5.29%	07/09/25	1,580,892
				3,424,714
	Health Care Services – 11.9%
1,702,756	AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan, 1 Mo. LIBOR + 5.00%, 0.50% Floor (b)	5.50%	06/22/26	1,715,527
3,471,217	ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.50% Floor (b)	3.75%	12/23/27	3,454,485
26,506,704	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.45%	02/11/26	26,650,901
3,785,043	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.00%	06/07/23	3,783,680
194,563	Civitas Solutions (National Mentor Holdings, Inc.), Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/17/28	194,173
1,768,751	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/17/28	1,765,213
58,958	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/17/28	58,840
2,982,253	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.86%	10/10/25	2,558,773
482,052	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor (b)	5.75%	10/02/25	482,052
102,877	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor (b)	5.75%	10/02/25	102,877
2,674,903	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor (b)	6.00%	10/31/27	2,678,247
921,301	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor (b)	5.50%	02/23/28	906,911
11,796,820	Surgery Centers Holdings, Inc., 2020 Incremental Term Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	08/31/24	12,069,681
1,175,871	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	08/31/24	1,170,827
5,968,992	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/06/24	5,566,085
14,412,140	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor (b)	5.13%	06/28/26	14,348,150

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$595,341	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor (b)	6.25%	12/15/27	$599,312
15,106,526	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.61%	08/27/25	15,177,526
				93,283,260
	Health Care Technology – 1.0%
1,211,757	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00% Floor (b)	6.00%	12/16/25	1,216,301
5,055,943	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 2 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.96%	08/03/26	5,063,072
389,540	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor (b)	5.50%	02/04/27	390,892
1,500,000	Press Ganey (Azalea TopCo, Inc.), 2020 Incremental Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	07/25/26	1,503,750
				8,174,015
	Industrial Machinery – 0.3%
2,559,726	Thyssenkrupp Elevator (Vertical U.S. Newco Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.48%	07/31/27	2,579,564
	Insurance Brokers – 1.8%
2,973,628	BroadStreet Partners, Inc., Incremental Term Loan B-1, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	01/27/27	2,986,653
8,849,305	HUB International Limited, New Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	04/25/25	8,878,066
1,965,401	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	07/23/27	1,967,857
				13,832,576
	Integrated Telecommunication Services – 0.8%
3,645,163	Frontier Communications Corp., DIP-to-Exit Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor (c)	5.75%	10/08/21	3,670,242
2,487,278	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.20%	08/14/26	2,482,452
				6,152,694
	Interactive Home Entertainment – 0.9%
7,407,732	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor (b)	7.00%	12/10/24	7,441,067
	Leisure Facilities – 0.1%
604,166	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor (b)	3.00%	09/18/24	569,505
	Managed Health Care – 0.1%
682,912	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	06/07/23	681,902
	Movies & Entertainment – 1.3%
5,969,810	Cineworld Group PLC (Crown), Incremental Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	09/30/26	5,087,115
1,148,476	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (b) (f)	15.25%	05/23/24	1,461,435
1,987,701	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor (b)	3.50%	02/28/25	1,718,010

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment (Continued)
$2,031,187	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.61%	02/12/27	$1,970,251
				10,236,811
	Packaged Foods & Meats – 0.9%
5,302,777	BellRing Brands, LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	10/21/24	5,345,888
1,751,377	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	07/07/24	1,762,323
				7,108,211
	Paper Packaging – 0.4%
3,151,592	Graham Packaging Company L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor (b)	3.75%	08/04/27	3,154,806
	Pharmaceuticals – 1.1%
2,595,743	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (b) (g) (h)	8.50%	09/30/25	2,608,722
1,989,664	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (c)	5.50%	09/24/24	1,919,569
3,926,231	Nestle Skin Health (Sunshine Lux VII S.A.R.L.), Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.25%	10/01/26	3,938,991
				8,467,282
	Research & Consulting Services – 0.5%
3,645,252	NielsenIQ (Indy U.S. Bidco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.10%	02/05/28	3,649,808
	Restaurants – 2.6%
8,118,000	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	12/15/27	8,145,520
4,223,286	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/05/25	4,244,403
7,984,887	Portillo’s Holdings, LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor (b)	6.50%	08/30/24	7,967,400
154,483	Zaxby’s Operating Company L.P., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	12/28/28	156,028
				20,513,351
	Specialized Consumer Services – 2.5%
19,029,860	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	5.36%	01/31/28	19,547,282
	Specialty Stores – 0.4%
2,761,305	Petco Animal Supplies, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	02/25/28	2,757,853
	Systems Software – 2.7%
4,974,300	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.00%	09/19/24	4,979,672
6,000,000	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor (b)	8.00%	09/19/25	6,036,000
5,616,842	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.90%	10/02/25	5,616,112

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$3,321,906	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor (b)	4.50%	06/13/24	$3,285,930
4,213	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor (b)	7.00%	12/31/25	4,090
1,680,852	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor (b)	7.00%	12/31/25	1,631,822
				21,553,626
	Total Senior Floating-Rate Loan Interests			401,488,702
	(Cost $392,504,923)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 16.0%
	Building Products – 2.8%
16,450,000	Cemex S.A.B. de C.V. (a)	7.38%	06/05/27	18,496,380
3,505,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	3,836,748
				22,333,128
	Cable & Satellite – 0.4%
3,000,000	Virgin Media Finance PLC (a) (b)	5.00%	07/15/30	3,056,250
	Environmental & Facilities Services – 0.1%
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	482,756
	Integrated Telecommunication Services – 0.5%
2,500,000	Altice France S.A. (a) (b)	7.38%	05/01/26	2,611,125
1,000,000	Altice France S.A. (a) (b)	5.13%	01/15/29	1,007,390
				3,618,515
	Other Diversified Financial Services – 2.1%
4,777,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50%	07/15/25	5,589,677
9,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88%	01/23/28	10,519,206
				16,108,883
	Pharmaceuticals – 10.0%
7,600,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	7,779,664
3,000,000	Bausch Health Cos., Inc. (a) (b)	5.00%	01/30/28	3,063,750
616,000	Bausch Health Cos., Inc. (a) (b)	5.00%	02/15/29	624,085
8,150,000	Bausch Health Cos., Inc. (a) (b)	7.25%	05/30/29	9,042,955
7,500,000	Bausch Health Cos., Inc. (a) (b)	5.25%	01/30/30	7,620,900
770,000	Bausch Health Cos., Inc. (a) (b)	5.25%	02/15/31	783,479
81,000	Cheplapharm Arzneimittel GmbH (a) (b)	5.50%	01/15/28	82,721
17,584,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	9.50%	07/31/27	19,836,950
5,442,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	6.00%	06/30/28	4,783,518
18,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (a) (c)	10.00%	04/15/25	19,890,000
5,600,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (a) (c)	10.00%	04/15/25	5,257,000
				78,765,022
	Research & Consulting Services – 0.1%
977,000	Nielsen Co. Luxembourg (The) S.A.R.L. (a) (b)	5.00%	02/01/25	1,003,135

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Restaurants – 0.0%
$286,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	$279,293
	Total Foreign Corporate Bonds and Notes			125,646,982
	(Cost $115,446,376)

Shares	Description	Value
COMMON STOCKS – 0.5%
	Pharmaceuticals – 0.5%
220,989	Akorn, Inc. (b) (g) (i) (j)	3,508,311
	(Cost $2,534,056)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
367,144	Cineworld Group PLC, expiring 12/10/25 (b) (j) (k)	320,458
	(Cost $0)
MONEY MARKET FUNDS – 2.1%
16,455,376	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b) (l)	16,455,376
	(Cost $16,455,376)
	Total Investments – 141.7%	1,111,868,955
	(Cost $1,072,450,209) (m)
	Outstanding Loan – (34.5)%	(271,000,000)
	Net Other Assets and Liabilities – (7.2)%	(56,317,571)
	Net Assets – 100.0%	$784,551,384

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $580,408,835 or 74.0% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This issuer has filed for protection in bankruptcy court.
(d)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.
(g)	On October 1, 2020, Akorn Holding Company LLC completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.
(h)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period ended February 28, 2021, this security paid all of its interest in cash.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $3,508,311 or 0.5% of net assets.
(j)	Non-income producing security.
(k)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	Rate shown reflects yield as of February 28, 2021.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,467,739 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,048,993. The net unrealized appreciation was $39,418,746.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 564,449,126	$ —	$ 564,449,126	$ —
Senior Floating-Rate Loan Interests*	401,488,702	—	401,488,702	—
Foreign Corporate Bonds and Notes*	125,646,982	—	125,646,982	—
Common Stocks*	3,508,311	—	3,508,311	—
Warrants*	320,458	—	320,458	—
Money Market Funds	16,455,376	16,455,376	—	—
Total Investments	$ 1,111,868,955	$ 16,455,376	$ 1,095,413,579	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of February 28, 2021, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Help at Home (HAH Group Holding Company, LLC), Term Loan	$337,609	$332,737	$338,031	$5,294